AB International Value Fund

Portfolio of Investments

February 28, 2021 (unaudited)

Company	Shares		U.S. $ Value

COMMON STOCKS – 98.5%
Financials – 18.2%
Banks – 10.2%
Bank Hapoalim BM(a)	169,310		$1,192,861
Bank Leumi Le-Israel BM	189,050		1,146,620
Bank of Ireland Group PLC(a)	604,366		2,441,399
Erste Group Bank AG(a)	76,500		2,512,041
KBC Group NV(a)	34,490		2,475,281
Mediobanca Banca di Credito Finanziario SpA(a)	152,610		1,584,692
Westpac Banking Corp.	136,730		2,506,564

			13,859,458

Capital Markets – 1.7%
Credit Suisse Group AG	157,823		2,283,155

Consumer Finance – 0.0%
Isracard Ltd.	0	*	1

Diversified Financial Services – 1.0%
ORIX Corp.	81,400		1,388,905

Insurance – 5.3%
Allianz SE	10,030		2,420,834
NN Group NV	46,230		2,134,610
Suncorp Group Ltd.	342,460		2,623,695

			7,179,139

			24,710,658

Consumer Discretionary – 14.4%
Auto Components – 2.1%
Faurecia SE(a)	53,752		2,780,761

Automobiles – 4.8%
Stellantis NV(a)	196,297		3,179,370
Subaru Corp.	85,400		1,609,862
Suzuki Motor Corp.	40,300		1,757,887

			6,547,119

Hotels, Restaurants & Leisure – 2.7%
Entain PLC(a)	114,960		2,274,270
Galaxy Entertainment Group Ltd.	159,000		1,450,502

			3,724,772

Household Durables – 2.7%
Persimmon PLC	43,310		1,569,354
Sony Corp.	20,000		2,112,023

			3,681,377

Textiles, Apparel & Luxury Goods – 2.1%
HUGO BOSS AG	40,610		1,539,368
Pandora A/S	13,160		1,277,643

			2,817,011

			19,551,040

Company	Shares	U.S. $ Value

Industrials – 11.9%
Aerospace & Defense – 2.6%
Airbus SE(a)	18,930	$2,199,187
Saab AB - Class B(a)	50,520	1,335,807

		3,534,994

Electrical Equipment – 2.6%
Fuji Electric Co., Ltd.(b)	53,400	2,233,319
Prysmian SpA	41,330	1,327,565

		3,560,884

Machinery – 1.8%
Alstom SA(a)	48,253	2,405,168

Professional Services – 1.0%
UT Group Co., Ltd.(a)	40,900	1,301,413

Road & Rail – 0.4%
Sankyu, Inc.	14,600	611,631

Trading Companies & Distributors – 3.5%
AerCap Holdings NV(a)	49,692	2,394,161
Ashtead Group PLC	44,300	2,406,886

		4,801,047

		16,215,137

Consumer Staples – 10.9%
Beverages – 1.0%
Carlsberg AS - Class B	8,420	1,322,175

Food & Staples Retailing – 2.1%
Koninklijke Ahold Delhaize NV	51,950	1,371,726
Tesco PLC(b)	458,889	1,442,339

		2,814,065

Food Products – 4.7%
Morinaga & Co., Ltd./Japan	18,600	671,782
Nichirei Corp.	44,800	1,164,239
Salmar ASA	30,580	2,005,582
WH Group Ltd.(c)	2,858,500	2,563,815

		6,405,418

Tobacco – 3.1%
British American Tobacco PLC	68,500	2,378,673
Swedish Match AB	26,250	1,884,059

		4,262,732

		14,804,390

Information Technology – 9.8%
Electronic Equipment, Instruments & Components – 0.7%
Zhen Ding Technology Holding Ltd.	212,000	912,262

Semiconductors & Semiconductor Equipment – 5.0%
NXP Semiconductors NV	9,530	1,739,702
SCREEN Holdings Co., Ltd.(b)	30,500	2,395,866
SK Hynix, Inc.	21,470	2,696,737

		6,832,305

Company	Shares	U.S. $ Value

Software – 2.1%
Avast PLC(c)	257,620	$1,662,532
Open Text Corp.	27,600	1,229,269

		2,891,801

Technology Hardware, Storage & Peripherals – 2.0%
Samsung Electronics Co., Ltd.	36,730	2,691,781

		13,328,149

Health Care – 8.9%
Health Care Equipment & Supplies – 0.8%
ConvaTec Group PLC(c)	411,823	1,080,949

Pharmaceuticals – 8.1%
GlaxoSmithKline PLC	177,010	2,953,548
Nippon Shinyaku Co., Ltd.	14,700	1,001,087
Roche Holding AG	16,510	5,416,251
Sanofi	17,260	1,583,962

		10,954,848

		12,035,797

Communication Services – 6.9%
Diversified Telecommunication Services – 3.1%
Nippon Telegraph & Telephone Corp.	80,100	2,074,994
Orange SA	184,900	2,130,384

		4,205,378

Entertainment – 3.0%
GungHo Online Entertainment, Inc.	40,500	829,438
Konami Holdings Corp.(b)	25,800	1,665,810
Nintendo Co., Ltd.	2,700	1,651,245

		4,146,493

Interactive Media & Services – 0.8%
Dip Corp.(b)	39,500	1,084,540

		9,436,411

Materials – 6.7%
Chemicals – 4.3%
Evonik Industries AG	54,610	1,839,072
Tosoh Corp.	153,400	2,819,932
Zeon Corp.	85,300	1,256,663

		5,915,667

Construction Materials – 1.1%
CRH PLC(a)	33,590	1,458,183

Company	Shares	U.S. $ Value

Metals & Mining – 1.3%
Agnico Eagle Mines Ltd.(b)	16,561	$924,480
Northern Star Resources Ltd.(b)	102,960	797,493

		1,721,973

		9,095,823

Energy – 4.2%
Oil, Gas & Consumable Fuels – 4.2%
ENEOS Holdings, Inc.	359,400	1,589,262
Repsol SA(b)	139,234	1,752,650
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A(b)	117,540	2,425,737

		5,767,649

Utilities – 3.6%
Electric Utilities – 3.6%
EDP - Energias de Portugal SA	410,704	2,354,034
Enel SpA	264,150	2,490,644

		4,844,678

Real Estate – 3.0%
Equity Real Estate Investment Trusts (REITs) – 1.6%
Vicinity Centres	1,678,851	2,115,184

Real Estate Management & Development – 1.4%
Aroundtown SA	267,890	1,947,975

		4,063,159

Total Common Stocks (cost $114,918,170)		133,852,891

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $309,182)	309,182	309,182

Total Investments Before Security Lending Collateral for Securities Loaned – 98.7% (cost $115,227,352)		134,162,073

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.9%
Investment Companies – 2.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $3,964,728)	3,964,728	3,964,728

Company	U.S. $ Value

Total Investments – 101.6% (cost $119,192,080)(g)	$138,126,801
Other assets less liabilities – (1.6)%	(2,144,014)

Net Assets – 100.0%	$135,982,787

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	546	USD	662	03/17/2021	$3,202
Barclays Bank PLC	USD	710	RUB	52,596	03/24/2021	(7,286)
Barclays Bank PLC	USD	1,491	GBP	1,078	04/09/2021	11,168
Barclays Bank PLC	NOK	5,403	USD	633	04/15/2021	10,304
BNP Paribas SA	CAD	2,278	USD	1,795	04/22/2021	4,636
Citibank, NA	USD	1,250	SGD	1,649	03/11/2021	(13,482)
Citibank, NA	EUR	1,914	USD	2,314	03/17/2021	4,201
Citibank, NA	ILS	5,319	USD	1,632	03/25/2021	24,730
Citibank, NA	USD	831	SEK	6,849	04/15/2021	(19,644)
Citibank, NA	KRW	5,199,469	USD	4,770	04/22/2021	155,890
Citibank, NA	USD	3,338	CHF	2,964	05/06/2021	(73,010)
Deutsche Bank AG	EUR	5,788	USD	7,061	03/17/2021	75,344
Goldman Sachs Bank USA	EUR	536	USD	662	03/17/2021	14,588
Goldman Sachs Bank USA	KRW	1,040,906	USD	935	04/22/2021	11,197
Goldman Sachs Bank USA	USD	619	KRW	679,582	04/22/2021	(16,194)
JPMorgan Chase Bank, NA	SEK	6,240	USD	743	04/15/2021	4,096
Morgan Stanley & Co., Inc.	USD	953	GBP	674	04/09/2021	(14,093)
Morgan Stanley & Co., Inc.	USD	3,176	SEK	26,489	04/15/2021	(37,811)
Morgan Stanley & Co., Inc.	KRW	586,222	USD	541	04/22/2021	20,814
Morgan Stanley & Co., Inc.	USD	2,029	CNY	13,184	04/22/2021	(5,215)
Morgan Stanley & Co., Inc.	USD	774	KRW	857,095	04/22/2021	(13,543)
Morgan Stanley & Co., Inc.	TWD	20,285	USD	736	04/27/2021	3,891
Morgan Stanley & Co., Inc.	CHF	570	USD	630	05/06/2021	2,433
Morgan Stanley & Co., Inc.	USD	1,848	JPY	195,960	05/20/2021	(7,820)
Natwest Markets PLC	USD	2,420	GBP	1,769	04/09/2021	45,394
Standard Chartered Bank	KRW	859,735	USD	772	04/22/2021	9,130
Standard Chartered Bank	USD	551	JPY	58,255	05/20/2021	(3,605)
State Street Bank & Trust Co.	USD	489	NZD	686	03/05/2021	6,850
State Street Bank & Trust Co.	EUR	1,092	USD	1,333	03/17/2021	14,617
State Street Bank & Trust Co.	USD	451	EUR	375	03/17/2021	1,583
State Street Bank & Trust Co.	USD	3,687	EUR	3,012	03/17/2021	(51,469)
State Street Bank & Trust Co.	USD	709	TRY	5,422	03/26/2021	13,053
State Street Bank & Trust Co.	AUD	468	USD	364	03/30/2021	3,627
State Street Bank & Trust Co.	USD	1,842	AUD	2,379	03/30/2021	(11,693)
State Street Bank & Trust Co.	GBP	424	USD	592	04/09/2021	1,039
State Street Bank & Trust Co.	GBP	548	USD	750	04/09/2021	(14,131)
State Street Bank & Trust Co.	USD	402	GBP	290	04/09/2021	2,472
State Street Bank & Trust Co.	USD	827	GBP	589	04/09/2021	(6,619)
State Street Bank & Trust Co.	NOK	5,917	USD	702	04/15/2021	19,514
State Street Bank & Trust Co.	SEK	5,568	USD	669	04/15/2021	8,985

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	SEK	3,074	USD	363	04/15/2021	$(758)
State Street Bank & Trust Co.	CAD	421	USD	338	04/22/2021	6,741
State Street Bank & Trust Co.	USD	177	KRW	199,635	04/22/2021	(62)
State Street Bank & Trust Co.	CHF	441	USD	493	05/06/2021	7,325
State Street Bank & Trust Co.	JPY	47,308	USD	446	05/20/2021	2,066
State Street Bank & Trust Co.	USD	443	JPY	46,576	05/20/2021	(5,889)
UBS AG	USD	1,386	EUR	1,143	03/17/2021	(6,984)
UBS AG	USD	684	MXN	14,142	04/16/2021	(11,694)
UBS AG	HKD	20,168	USD	2,601	05/21/2021	1,018

						$168,906

*	Amount is less than 0.50.
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate market value of these securities amounted to $5,307,296 or 3.9% of net assets.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of February 28, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $ 24,890,054 and gross unrealized depreciation of investments was $(5,786,427), resulting in net unrealized appreciation of $19,103,627.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

February 28, 2021 (unaudited)

21.8%	Japan
13.6%	United Kingdom
10.6%	France
6.0%	Australia
5.8%	Germany
5.7%	Switzerland
4.7%	Ireland
4.0%	Italy
4.0%	South Korea
3.9%	Netherlands
2.4%	Sweden
1.9%	Denmark
1.9%	Hong Kong
13.5%	Other
0.2%	Short-Term

100.0%	Total Investments

1

All data are as of February 28, 2021. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.9% or less in the following: Austria, Belgium, Canada, Israel, Macau, Norway, Portugal, Spain and Taiwan.

AB International Value Fund

February 28, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Financials	$—	$24,710,658	$—	$24,710,658
Consumer Discretionary	3,179,370	16,371,670	—	19,551,040
Industrials	2,394,161	13,820,976	—	16,215,137
Consumer Staples	—	14,804,390	—	14,804,390
Information Technology	2,968,971	10,359,178	—	13,328,149
Health Care	1,080,949	10,954,848	—	12,035,797
Communication Services	—	9,436,411	—	9,436,411
Materials	924,480	8,171,343	—	9,095,823
Energy	—	5,767,649	—	5,767,649
Utilities	—	4,844,678	—	4,844,678
Real Estate	—	4,063,159	—	4,063,159
Short-Term Investments	309,182	—	—	309,182
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,964,728	—	—	3,964,728

Total Investments in Securities	14,821,841	123,304,960	—	138,126,801
Other Financial Instruments(a):
Assets:
Forward Currency Exchange Contracts	—	489,908	—	489,908
Liabilities:
Forward Currency Exchange Contracts	—	(321,002)	—	(321,002)

Total	$14,821,841	$123,473,866	$—	$138,295,707

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2021 is as follows:

Fund	Market Value 11/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,360	$13,787	$14,838	$309	$0	**
Government Money Market Portfolio*	3,472	15,034	14,541	3,965	0	**
Total	$4,832	$28,821	$29,379	$4,274	$0

*	Investments of cash collateral for securities lending transactions
**	Amount less than $500